Property and Equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Office equipment	$46	$64
Leasehold improvements	—	$12
Lab equipment	5	5
Property and equipment, gross	51	81
Less: accumulated depreciation	(12)	(27)
Property and equipment, net	$39	$54
Depreciation and amortization expense was $8,000 and $15,000 for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, all the Company’s property and equipment was located in the United States.